LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
Deposit Assets Disclosure [Abstract]
Schedule of Long Term Deposits
	As of December 31,
	2014	2015

Concession fee deposits	$8,195	$4,527
Office rental deposits	316	352

	$8,511	$4,879